Trade Payables - Ageing Analysis of Trade Payables Based on Transaction Date (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Trade payables	¥ 1,537	¥ 1,328
Within 1 month [member]
Disclosure of financial liabilities [line items]
Trade payables	420	403
More than 1 month but less than 3 months [member]
Disclosure of financial liabilities [line items]
Trade payables	437	221
More than 3 months but less than 6 months [member]
Disclosure of financial liabilities [line items]
Trade payables	265	221
More than 6 months but less than 1 year [member]
Disclosure of financial liabilities [line items]
Trade payables	129	268
More than 1 year [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 286	¥ 215